SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2014	2015	2015
			US$’000
Assets
Current assets:
Cash and cash equivalents	94,749	121,025	18,683
Short-term investments	—	324,780	50,137
Other current assets	4,185	2,573	397
Total current assets	98,934	448,378	69,217
Other assets	157	—	—
Investment in subsidiaries	3,131,189	3,833,404	591,776
Total assets	3,230,280	4,281,782	660,993
Liabilities and equity
Current liabilities:
Short-term bank borrowing	—	324,680	50,122
Salary and welfare payable	111	25	4
Deferred revenue	364	—	—
Dividends payable	—	276,261	42,647
Amount due to related parties	—	222,402	34,333
Accrued expenses and other current liabilities	12,841	28,305	4,369
Total current liabilities	13,316	851,673	131,475
Total liabilities	13,316	851,673	131,475
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 250,747,255 and 253,978,323 shares issued as of December 31, 2014 and 2015, and 250,747,255 and 250,881,559 shares outstanding as of December 31, 2014 and 2015, respectively)	184	186	29
Treasury shares (nil and 3,096,764 shares as of December 31 2014 and 2015, respectively)	—	(107,331)	(16,569)
Additional paid-in capital	2,381,568	2,470,099	381,318
Retained earnings	847,220	1,007,559	155,540
Accumulated other comprehensive loss	(12,008)	59,596	9,200
Total equity	3,216,964	3,430,109	529,518
Total liabilities and equity	3,230,280	4,281,782	660,993

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2013	2014	2015	2015
				US$’000
Operating costs and expenses:
Selling and marketing expenses	157	157	157	24
General and administrative expenses	33,308	35,434	59,236	9,145
Total operating costs and expenses	33,465	35,591	59,393	9,169
Loss from operations	(33,465)	(35,591)	(59,393)	(9,169)
Interest income	6	75	30	5
Interest expense	—	—	3,198	494
Foreign exchange gain	—	—	7,477	1,154
Other income, net	2,438	2,419	2,488	384
Income in investment in subsidiaries	310,879	340,445	489,196	75,519
Net income attributable to China Lodging Group, Limited	279,858	307,348	436,600	67,399

Other comprehensive income
Unrealized securities holding gains, net of tax of nil, 9,485 and 7,151 for 2013, 2014 and 2015	—	28,458	68,069	10,508
Foreign currency translation adjustments, net of tax of nil for 2013, 2014 and 2015	(976)	(1,082)	3,535	546
Comprehensive income	278,882	334,724	508,204	78,453

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2013	2014	2015	2015
				US$’000
Operating activities:
Net income	279,858	307,348	436,600	67,399
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	30,468	31,937	52,535	8,110
Income in investment in subsidiaries	(310,879)	(340,445)	(489,196)	(75,519)
Changes in operating assets and liabilities:
Deferred revenue	(1,552)	(1,450)	(364)	(56)
Other current assets	915	1,477	2,312	357
Salary and welfare payable	—	111	(86)	(13)
Accrued expenses and other current liabilities	7,058	4,943	15,463	2,387
Net cash provided by operating activities	5,868	3,921	17,264	2,665
Investing activities:
Investment in subsidiaries	—	—	(168,709)	(26,044)
Receipt of investment in subsidiaries	12,320	8,876	—	—
Purchase of short-term investments	—	—	(271,630)	(41,932)
Net cash provided by (used in) investing activities	12,320	8,876	(440,339)	(67,976)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	28,122	20,985	22,619	3,492
Payment of share repurchase	—	—	(107,331)	(16,569)
Proceeds of advances from subsidiaries	—	—	222,403	34,333
Proceeds from short-term debt	—	—	489,376	75,547
Repayment of short-term debt	—	—	(183,516)	(28,330)
Net cash provided by financing activities	28,122	20,985	443,551	68,473
Effect of exchange rate changes on cash and cash equivalents	(8,081)	(215)	5,800	894
Net increase(decrease) in cash and cash equivalents	38,229	33,567	26,276	4,056
Cash and cash equivalents at the beginning of the year	22,953	61,182	94,749	14,627
Cash and cash equivalents at the end of the year	61,182	94,749	121,025	18,683
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	1,318	1,185	1,727	267

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2015, there are no material contingencies, mandatory dividend, significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.